Advances for Vessels' Acquisitions - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in and Advances to Affiliates [Line Items]
Advances for vessel under construction and acquisitions	$ 23,414,570	$ 23,400,000	$ 0
Eco Oracle and Eco Wizard [Member]
Investments in and Advances to Affiliates [Line Items]
Advances for vessel under construction and acquisitions		$ 23,400,000